Group assets and liabilities - measurement - Transfers between levels (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Transfers into level 3	$ 0
Transfers out of level 3	0
At fair value | Equity and debt securities
Disclosure of detailed information about financial instruments [line items]
Transfers from level 1 to level 2	678
Transfers from level 2 to level 1	$ 1,121